Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash at bank and on hand	$ 87,380	$ 122,314
Money market funds	481,360	289,394
Commercial paper	9,982	94,828
Short-term bank deposits	89,362	224,133
Cash and cash equivalents	$ 668,084	$ 730,669